Investment in Notes from Associates (Tables)	6 Months Ended
Jun. 30, 2024
Investment in Notes from Associates [Abstract]
Schedule of Investments in Associates
Following is the activity in respect of investments in notes from associates during the period. The fair value of the $16,212 notes from associates as of June 30, 2024 is determined using unobservable Level 3 inputs. See Note 13. Financial Instruments for additional information.

Investment in notes from associates	$
Balance as of December 31, 2023 and January 1, 2024	4,600
Changes in the fair value of the notes	11,612
Balance as of June 30, 2024	16,212